UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NORTH PEAK LLC
Address:   666 THIRD AVENUE
           NEW YORK, NY  10017-4011



13F File Number:  28-4247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    ABE MASTBAUM
Title:   CHIEF FINANCIAL OFFICER
Phone:   212-476-8088

Signature, Place, and Date of Signing:

  ABE MASTBAUM  666 THIRD AVE. NEW YORK, N.Y. 10017-4001  November 13,


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      55

Form 13F Information Table Value Total:       590,396,675



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ALTEON WEBSYSTEMS INC.         CS               02145A109    48136   444098 SH       SOLE                   444098
ANESTA CORP.                   CS               034603100     2036    88500 SH       SOLE                    88500
ASSOCIATES FIRST CAPITAL CORP. CS               046008108    21022   553200 SH       SOLE                   553200
AXA FINANCIAL CORP.            CS               002451102     3056    60000 SH       SOLE                    60000
AXENT TECH INC.                CS               05459C108     3838   178000 SH       SOLE                   178000
BANK FIRST CORP.               CS               066442104     1375   100000 SH       SOLE                   100000
BANK UNITED CORP.              CS               065412108     9454   186500 SH       SOLE                   186500
BAXTER INTERNATIONAL           CS               071813125       13   167500 SH       SOLE                   167500
BERINGER WINE ESTATES CL B.    CS               084102102     7517   135300 SH       SOLE                   135300
BESTFOODS INC.                 CS               08658U101    48903   672200 SH       SOLE                   672200
CELL GENESYS INC.              CS               150921104      840    28000 SH       SOLE                    28000
CHASE CORP NOV. 60 CALL        CALL             16161A108        4    60000 SH  CALL SOLE                    60000
CIRCLE INTL GROUP INC.         CS               172574105    11628   384400 SH       SOLE                   384400
COACHMEN IND.                  CS               189873102      726    69500 SH       SOLE                    69500
COBALT NETWORKS                CS               19074R101      289     5000 SH       SOLE                     5000
COLUMBIA ENERGY GROUP          CS               197648108     8835   124000 SH       SOLE                   124000
CYBERONICS INC.                CS               23251P102      615    28700 SH       SOLE                    28700
DONALDSON LUFKIN & JENRETTE    CS               257661108    31304   350000 SH       SOLE                   350000
ELAN CORP RIGHTS PLC.          CS               G29539148      702   723300 SH       SOLE                   723300
FIRST SECURITY CORP.           CS               336294103     9767   598828 SH       SOLE                   598828
FIRST WASHINGTON REALTY TRUST  CS               337489504     1145    45100 SH       SOLE                    45100
FLORIDA PROGRESS CORP.         CS               341109106     6448   121800 SH       SOLE                   121800
FORCENERGY INC.                CS               345206205     3690   142453 SH       SOLE                   142453
GELTEX PHARMACEUTICALS INC.    CS               368538104     8913   190400 SH       SOLE                   190400
GO2NET INC.                    CS               383486107     9833   181183 SH       SOLE                   181183
HAVEN BANCORP INC.             CS               419352109     4596   156420 SH       SOLE                   156420
HIGHLAND BANCORP INC.          CS               429879109     1119    44300 SH       SOLE                    44300
INFINITY BROADCASTING          CS               45662S102    26598   806000 SH       SOLE                   806000
INTERMEDIA COMMUNICATIONS INC. CS               458801107     4823   163500 SH       SOLE                   163500
J P MORGAN                     CS               616880100    24703   151200 SH       SOLE                   151200
KEYSTONE FINANCIAL INC.        CS               493482103     1924    79800 SH       SOLE                    79800
LYCOS INC.                     CS               550818108    12035   175000 SH       SOLE                   175000
MEDIQ INC. SERIES A 13% PFD.   CS               584906408        1    40066 SH       SOLE                    40066
MERCHANTS NEW YORK BANCORP     CS               589167105      267    13000 SH       SOLE                    13000
MMC NETWORKS INC.              CS               55308N102    38102   301200 SH       SOLE                   301200
MYND CORP.                     CS               628551103     2688   200000 SH       SOLE                   200000
NABISCO GROUP HOLDINGS         CS               62952P102    10054   353500 SH       SOLE                   353500
NABISCO HLDGS CORP.            CS               629526104    23113   430000 SH       SOLE                   430000
PHOENIX INV. PARTNERS LTD.     CS               719085102      310    20000 SH       SOLE                    20000
POWERTEL INC.                  CS               73936C109     7614   100100 SH       SOLE                   100100
PREMIER NATIONAL BANCORP INC.  CS               74053F107      810    40000 SH       SOLE                    40000
PRINTRACK INTERNATIONAL INC.   CS               742574106     1468   122300 SH       SOLE                   122300
R&B FALCON CORP.               CS               74912E101     7954   285300 SH       SOLE                   285300
SDL INC.                       CS               784076101    10025    32550 SH       SOLE                    32550
SEAGATE TECHNOLOGY INC.        CS               811804103    50129   726500 SH       SOLE                   726500
SEAGRAM LTD.                   CS               811850106    27284   475000 SH       SOLE                   475000
SHAW INDS INC.                 CS               820286102    15725   850000 SH       SOLE                   850000
SIMPSON INDUSTRIES INC.        CS               829060102      368    30000 SH       SOLE                    30000
SOFTWARE.COM INC.              CS               83402P104    17128    94400 SH       SOLE                    94400
SUPERIOR TELECOM 8.5% PRFD. A  CS               86836P202     2295   104319 SH       SOLE                   104319
TIME WARNER INC.               CS               887315109      282     3600 SH       SOLE                     3600
URBAN SHOPPING CENTERS         CS               917060105    14250   300000 SH       SOLE                   300000
VOICESTREAM WIRELESS CORP.     CS               928615103    25509   219792 SH       SOLE                   219792
WLR FOODS INC.                 CS               929286102     4196   307868 SH       SOLE                   307868
YOUNG & RUBICAM INC.           CS               987425105    14944   301900 SH       SOLE                   301900